Share capital	12 Months Ended
Dec. 31, 2017
Share capital
Share capital

17.    Share capital

Allotted, called up and fully paid:	Number	US $

In issue at December 31, 2015	108,601,496	1,645,291

Issued:
Ordinary shares of 1p each	409,000	5,405
Ordinary shares of 1p each	48,769,820	607,574
Ordinary shares of 1p each	22,863,428	284,833
Ordinary shares of 1p each	119,990	1,509
Ordinary shares of 1p each	467,024	5,801
Ordinary shares of 1p each	14,510,770	177,786

In issue at December 31, 2016	195,741,528	2,728,199

Issued:
Ordinary shares of 1p each	143,700	1,748
Ordinary shares of 1p each	326,880	4,262
Ordinary shares of 1p each	66,666,667	846,667
Ordinary shares of 1p each	250,000	3,185
Ordinary shares of 1p each	390,353	5,140

In issue at December 31, 2017	263,519,128	3,589,201

On September 9, 2016, Motif Bio plc issued 409,000 ordinary shares to Amphion Innovations plc as part of the terms of the renegotiated convertible promissory notes.

On November 23, 2016, Motif Bio plc issued 2,438,491 ADSs upon the closing of an initial U.S. offering and 1,219,246 warrants over ADS at a price of US $6.98 per ADS/Warrant combination.   Each ADS represents 20 ordinary shares.

On November 23, 2016, Motif Bio plc issued 22,863,428 ordinary shares together with 11,431,714 warrants over ordinary shares at a price of 28 pence per share/warrant combination.

On November 29, 2016, 119,990 ordinary shares were issued upon the exercise of options.

In December 2016, 467,024 ordinary shares were issued upon the exercise of options and warrants.

In December 2016, Motif Bio plc issued 14,510,770 new ordinary shares following the conversion of convertible promissory notes by Amphion Innovations plc and Amphion Innovations US Inc.  The notes which totaled US $3,550,786 were converted in accordance with their terms at US $0.2447 per share.

In January 2017, 143,700 ordinary shares were issued upon the exercise of options.

In May 2017, 326,880 ordinary shares were issued upon the exercise of warrants.

In June 2017, Motif Bio plc issued 66,666,667 ordinary shares at a price of 30 pence per share.

In July 2017, 250,000 ordinary shares were issued upon the exercise of warrants.

In November 2017, a total of 390,353 ordinary shares were issued upon the exercise of warrants.

Share premium represents the excess over nominal value of the fair value consideration received for equity shares net of expenses of the share issue.

Retained deficit represents accumulated losses.

The group re-organization reserve arose when Motif Bio plc became the parent of the Group.  The transaction, falling as it does outside the scope of IFRS 3, has been accounted for as a group re-organization and not a business combination.  The re-organization reserve can be derived by calculating the difference between the nominal value of the shares in Motif Bio plc issued to the former shareholders in Motif BioSciences Inc. and the share capital and share premium of Motif BioSciences Inc. at the date of the merger.